Subsequent Events (Details Textual) - USD ($)	May 01, 2017	Apr. 19, 2017	Mar. 27, 2017	Feb. 21, 2017	Feb. 16, 2017	Feb. 15, 2017	Jan. 10, 2017
Subsequent Event Details
Company granted each of Sam Bell and Frank Garofalo shares of common stock							$ 5,000
Issued and outstanding shares of our common stock decreased						6,307,577
Number of authorized shares of our common stock decreased from 15,000,000 to						7,500,000
Company closed an underwritten public offering				$ 1,410,000
Additional warrants to purchase additional shares of common stock				211,500
Exercise of the over-allotment option				$ 5,800,000
Company issued Mr. Rice shares of common stock						5,231
Under the Employment Agreement, Mr. Cola is entitled to receive an annual base salary					$ 220,000
Company granted Mr. Cola a stock option to purchase shares of our common stock					123,750
Stock option to purchase shares of our common stock					61,875
Funding a loan in the principal amount			$ 500,000
Loan bears interest at the rate per annum			7.00%
Company completed funding a loan in the principal amount	$ 250,000
Company granted a stock option to an officer to purchase shares of common stock		20,000
Company granted a stock option to an officer to purchase shares of common stock at an exercise price per share		$ 3.27